Private Placement (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jan. 19, 2023
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.2	$ 10.2		$ 10.2	$ 10
Purchased aggregate value (in Dollars)			$ 25,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.2
Transferable, assignable or saleable period	30 days	30 days		30 days
Class A Ordinary Shares [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares	1,060,000	1,060,000		1,060,000
Price per share (in Dollars per share)	$ 10	$ 10		$ 10
Purchased aggregate value (in Dollars)	$ 10,600,000	$ 10,600,000		$ 10,600,000
Ccm [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares	30,000	30,000		30,000
Ccm [Member] | Class A Ordinary Shares [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares		1,060,000		1,060,000
Sponsor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares	960,000	960,000		960,000
Cantor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares	70,000	70,000		70,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares	1,060,000